INCOME TAX AND SOCIAL CONTRIBUTION - Reconciliation of expense with income tax and social contributions (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of expense with income tax and social contribution
Earnings before Corporate Income Tax and Social Contribution	R$ 3,585,241	R$ 2,816,505
Total Corporate Income Tax and Social Contribution calculated at a rate of 25% and 9%, respectively	(1,218,982)	(957,611)
Additions and Exclusions effects:
Unrecognized/writte-off deferred taxes	(192,323)	(115,154)
Exchange Variation	207,298	(353,570)
Equity Method Investments	274,882	146,226
Provisions	14,008	(140,534)
Financial income - Contract Assets	131,186	(102,972)
Revenue from dividend	6,202	97,237
Tax loss offset/Negative base	40,629	(35,918)
Establishment of tax credits	(84,548)	(69,685)
Tax incentives	141,012	178,695
Grants	(702)	(3,624)
Hydrological risk Renegotiation	51,842
Other additions and exclusions	(239,370)	149,544
Total Corporate Income Tax and Social Contributions expenses	R$ (868,866)	R$ (1,207,366)
Effective tax rate	24.23%	42.87%
Tax incentive percentage	75.00%
Tax incentives - SUDENE and SUDAM	R$ 58,906	R$ 151,751
IRPJ
Reconciliation of expense with income tax and social contribution
Tax rate	25.00%
CSLL
Reconciliation of expense with income tax and social contribution
Tax rate	9.00%